Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
BORROWINGS

NOTE 9 — BORROWINGS

		As of March 31,
	Note	2024	2025
		RMB	RMB
Short-term borrowings
Secured loan	(a)	2,853	-
WeBank Co., Ltd. 1	(b)	853	-
WeBank Co., Ltd. 3	(c)	245	-
WeBank Co., Ltd. 2	(d)	428	-
China Resources Bank of Zhuhai Co., Ltd. Loan 3	(e)	22,000	22,000
ICBC Loan 3	(f)	8,000	7,600
Bank of Beijing Loan 1	(g)	5,000	5,000
Bank of Beijing Loan 2	(h)	5,000	5,000
China Resources SZITIC Trust Company Limited Loan 2	(i)	5,000	5,000
Guangxi Beibu Gulf Bank Loan 1	(j)	5,000	-
China Resources Bank of Zhuhai Co., Ltd. Loan 4	(k)	1,570	-
Guangxi Beibu Gulf Bank Loan 2	(l)	1,000	-
Shenzhenwan Branch of Shanghai Pudong Development Bank	(m)	-	8,000
China Post Savings Bank Meilin Branch	(n)	-	5,000
		56,949	57,600
Long-term borrowings
Guangxi Beibu Gulf Bank Loan 1	(j)	-	5,000
Guangxi Beibu Gulf Bank Loan 2	(l)	-	1,000
		-	6,000
Representing by:
Current portion of long-term borrowings		-	-
Non-current portion of long-term borrowings		-	6,000
(a)	In November 2020, UTime SZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2023 and 2024, UTime SZ obtained loans under the factoring agreement at the total amount of RMB7.8 million and RMB2.9 million, respectively. The loan was settled as of March 31, 2025.

(b)	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1.99 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime SZ loans under the credit agreement was RMB0.9 million and RMB1.99 million, respectively. The loan was settled as of March 31, 2025.

(c)	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime SZ loans under the credit agreement was RMB0.4 million and RMB1 million, respectively. The loan was settled as of March 31, 2025.

(d)	On May 18, 2022, UTime GZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime GZ with a credit facility of up to RMB3 million with a two-year term from May 18, 2022 to May 18, 2024, with an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and 2023, UTime GZ loans under the credit agreement was RMB0.2 million and RMB1.7 million, respectively. The loan was settled as of March 31, 2025.

(e)	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan was rollover in Nov 2024. The loan will be due in November 2025 with interest rate of 4.5%. The Company mortgaged the office owned by UTime SZ.

(f)	On December 11, 2023, UTime SZ entered into a loan agreement with ICBC, to borrow RMB8 million as working capital at an annual effective interest rate of 3.85%. The loan was renewed in Dec 2024. The loan will be due in Nov 2025 with interest rate of 3.4%.
(g)	On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB 5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayment on January 2, 2025, and the bank re-extended the loan to the Company on January 9, 2025, with unchanged interest rate and guarantor.

(h)	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayament on January 15, 2025, and the bank re-extended the loan to the Company on January 17, 2025, with unchanged interest rate and guarantor.

(i)	On March 14, 2024, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 4.35%. The loan is guaranteed by Mr. Bao. The loan was repayment on March 14, 2025, and the bank re-extended the loan to the Company on March 26, 2025, with unchanged interest rate and guarantor.

(j)	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rollover in January 2025. The loan will be due in January 2027 with interest rate of 4.5%.

(k)	On November 16, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB1.57 million as working capital at an annual effective interest rate of 7.0%. The loan was settled on October 10, 2024.

(l)	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rollover in January 2025. The loan will be due in January 2027 with interest rate of 4.5%.

(m)	In May 2024, UTime SZ entered into a credit agreement with Shanghai Pudong Development Bank to borrow RMB8 million for a term of 1 year. The loan is guaranteed by Mr. Bao.

(n)	In Feb 2025, UTime SZ entered into a credit agreement with Postal Savings Bank of China Bank to borrow RMB5 million for a term of 1 years. Mr. Bao is a co-borrower for this loan.